UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
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Address:    598 Madison Avenue
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 245-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Thomas M. Fitzgerald III     New York, New York        May 17, 2010
-----------------------------   -------------------      ----------------
      [Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                   Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          32
                                               -------------

Form 13F Information Table Value Total:         $327,330
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE

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

                                                 FORM 13F INFORMATION TABLE
          COLUMN 1              COLUMN 2     COLUMN3      COLUMN 4           COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8
                                                                      SHRS OR   SH/  PUT/  INVESTMENT
NAME OF ISSUER               TITLE OF CLASS  CUSIP     VALUE(x$1000)  PRN AMT   PRN  CALL  DISCRETION  OTHER      VOTING AUTHORITY
                                                                                                       MANAGERS  Sole   Shared  None
ADA ES INC                   COM             005208103          2,017   252,156 SH         SOLE                    252,156
AGL RES INC                  COM             001204106         14,195   367,266 SH         SOLE                    367,266
ALLIANT ENERGY CORP          COM             018802108         19,737   593,412 SH         SOLE                    593,412
AMERICAN WTR WKS CO INC NEW  COM             030420103         14,251   654,899 SH         SOLE                    654,899
BUCYRUS INTL INC NEW         COM             118759109          6,847   103,755 SH         SOLE                    103,755
CALPINE CORP                 COM NEW         131347304         14,632 1,230,594 SH         SOLE                  1,230,594
CANADIAN PAC RY LTD          COM             13645T100          3,166    56,300 SH         SOLE                     56,300
CENTRAL VT PUB SVC CORP      COM             155771108          1,163    57,664 SH         SOLE                     57,664
CENTURY ALUM CO              COM             156431108          2,195   159,493 SH         SOLE                    159,493
CLIFFS NATURAL RESOURCES INC COM             18683K101          3,622    51,050 SH         SOLE                     51,050
CMS ENERGY CORP              COM             125896100          8,007   517,904 SH         SOLE                    517,904
CONSTELLATION ENERGY GROUP I COM             210371100         17,394   495,411 SH         SOLE                    495,411
CSX CORP                     COM             126408103          5,885   115,626 SH         SOLE                    115,626
DOMINION RES INC VA NEW      COM             25746U109         19,527   475,000 SH         SOLE                    475,000
EMPIRE DIST ELEC CO          COM             291641108          1,515    84,072 SH         SOLE                     84,072
GREAT PLAINS ENERGY INC      UNIT 06/15/2042 391164803         14,725   232,000 SH         SOLE                    232,000
HAWAIIAN ELEC INDUSTRIES     COM             419870100         10,192   453,990 SH         SOLE                    453,990
INSITUFORM TECHNOLOGIES INC  CL A            457667103          6,250   234,885 SH         SOLE                    234,885
ITC HLDGS CORP               COM             465685105         16,495   299,901 SH         SOLE                    299,901
LACLEDE GROUP INC            COM             505597104          4,965   147,241 SH         SOLE                    147,241
MASSEY ENERGY CORP           COM             576206106          4,105    78,500 SH         SOLE                     78,500
MCDERMOTT INTL INC           COM             580037109          3,311   123,000 SH         SOLE                    123,000
NATIONAL FUEL GAS CO N J     COM             636180101         18,696   369,860 SH         SOLE                    369,860
OGE ENERGY CORP              COM             670837103         21,688   556,950 SH         SOLE                    556,950
QUANTA SVCS INC              COM             74762E102          3,834   200,105 SH         SOLE                    200,105
SEMPRA ENERGY                COM             816851109         36,581   733,077 SH         SOLE                    733,077
SPECTRA ENERGY CORP          COM             847560109          7,041   312,500 SH         SOLE                    312,500
UGI CORP NEW                 COM             902681105         29,717 1,119,724 SH         SOLE                  1,119,724
UIL HLDG CORO                COM             902748102          3,653   132,853 SH         SOLE                    132,853
UNION PAC CORP               COM             907818108          4,039    55,097 SH         SOLE                     55,097
URS CORP NEW                 COM             903236107          6,058   122,120 SH         SOLE                    122,120
WALTER ENERGY INC            COM             93317Q105          1,827    19,800 SH         SOLE                     19,800
